Business Combinations - Summary of Purchase Price allocation (Parenthetical) (Detail) - USD ($) $ in Thousands	Jan. 17, 2024	Sep. 28, 2022	Apr. 05, 2022
Book My Forex Private Limited [Member]
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalents			$ 7,000
Non-controlling interest			49.00%
Simplotel Technologies Private Limited [Member]
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalents		$ 3,159
Non-controlling interest		30.40%
Liability for employee stock options		$ 509
Savaari Car Rentals Private Limited [Member]
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalents	$ 369
Non-controlling interest	34.00%
Liability for employee stock options	$ 451